CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - USD ($) shares in Millions, $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Investments, at fair value:
Real estate properties (cost: $12,818.1 and $12,289.0)		$ 15,452.8	$ 14,606.2
Real estate joint ventures and limited partnerships (cost: $4,530.4 and $3,171.4)		5,759.9	4,213.2
Marketable securities:
Real estate related (cost: $883.9 and $859.5)	[1]	1,081.5	1,024.4
Other (cost: $4,054.0 and $4,207.7)		4,053.8	4,207.2
Loans receivable (cost: $294.8 and $100.0)		295.7	100.6
Total investments (cost: $22,581.2 and $20,627.6)		26,643.7	24,151.6
Cash and cash equivalents		3.0	11.9
Due from investment manager		5.9	5.7
Other	[2]	332.6	230.2
TOTAL ASSETS		26,985.2	24,399.4
LIABILITIES
Mortgage loans payable, at fair value (principal outstanding: $2,316.5 and $1,763.7)		2,332.1	1,794.4
Accrued real estate property expenses		202.2	191.5
Payable for collateral for securities loaned		93.0	0.0
Other		53.2	53.5
TOTAL LIABILITIES		2,680.5	2,039.4
COMMITMENTS AND CONTINGENCIES
NET ASSETS
Accumulation Fund		23,813.5	21,898.6
Annuity Fund		491.2	461.4
TOTAL NET ASSETS		$ 24,304.7	$ 22,360.0
NUMBER OF ACCUMULATION UNITS OUTSTANDING (in shares)		62.4	60.4
NET ASSET VALUE, PER ACCUMULATION UNIT (in dollars per share)		$ 381.636	$ 362.773

[1]	Includes securities loaned of $91.2 million.
[2]	Includes cash collateral for securities loaned of $93.0 million.